Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	LORD ABBETT MUNICIPAL INCOME FUND, INC.
Entity Central Index Key	0000737800
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 25, 2021
Document Effective Date	Feb. 01, 2021
Prospectus Date	Feb. 01, 2021